Risk management and concentrations of risk (Details Textual) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Principal Owner [Member]
Repayments of Related Party Debt		$ 0.5
Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risk, Percentage	93.00%	92.00%
Geographic Concentration Risk [Member] | EGYPT
Concentration Risk, Percentage	7.00%	8.00%
Gallant time charter [Member] | UNITED STATES
Concentration Risk, Percentage		90.00%
Gallant time charter [Member] | Egypt, Pounds
Concentration Risk, Percentage		10.00%